Financial assets, liabilities and financial result (excluding Orange Bank) - Financial assets of telecom activities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Non-current	€ 1,516	€ 1,208	€ 2,282
Digicel, anti-competitive practices action [member]
Disclosure of financial assets [line items]
Escrow deposits	346
Elimination of intersegment amounts [member]
Disclosure of financial assets [line items]
Non-current	€ (27)